Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Schedule of Property and equipment
	December 31,	December 31,
	2020	2019
Office furniture	$11,071	$10,355
Computer and office equipment	80,222	67,434
Equipment	1,567,410	1,432,253
Vehicle	87,215	81,573

Total property and equipment	1,745,918	1,591,615
Less: accumulated depreciation	(1,374,192)	(1,146,457)
Total	$371,726	$445,158